Hotchkis & Wiley Small Cap Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Automobile Components - 2.4%
Adient PLC (a)	483,200	$9,765,472
Lear Corp.	47,900	5,799,732
		15,565,204

Banks - 8.6%
Associated Banc-Corp.	271,500	7,020,990
Bank of NT Butterfield & Son Ltd.	262,100	13,755,008
First Hawaiian, Inc.	797,100	19,640,544
Popular, Inc.	63,600	8,533,212
WaFd, Inc.	40,098	1,259,077
Zions Bancorp NA	114,000	6,568,680
		56,777,511

Capital Markets - 2.2%
Stifel Financial Corp.	191,750	14,174,160

Chemicals - 7.4%
Ecovyst, Inc. (a)	1,216,600	15,645,476
Olin Corp.	1,105,300	32,860,569
		48,506,045

Commercial Services & Supplies - 2.1%
Brink's Co.	96,460	9,996,150
MillerKnoll, Inc.	82,000	1,185,720
Quad/Graphics, Inc.	387,200	2,559,392
		13,741,262

Communications Equipment - 5.2%
F5, Inc. (a)	119,220	34,493,923

Construction & Engineering - 3.0%
Fluor Corp. (a)	420,200	19,602,330

Consumer Finance - 4.0%
SLM Corp.	1,221,300	26,148,033

Electric Utilities - 2.3%
OGE Energy Corp.	317,400	15,222,504

Electronic Equipment, Instruments & Components - 4.5%
Arrow Electronics, Inc. (a)	17,800	2,552,698
Avnet, Inc.	385,800	23,772,996
Vontier Corp.	91,100	3,231,317
		29,557,011

Energy Equipment & Services - 2.2%
Expro Group Holdings NV (a)	199,082	3,466,018
NOV, Inc.	522,700	9,831,987
Weatherford International PLC	10,800	1,021,464
		14,319,469

Financial Services - 1.8%
Euronet Worldwide, Inc. (a)	71,800	4,765,366
WEX, Inc. (a)	46,300	7,085,752
		11,851,118

Ground Transportation - 3.6%
U-Haul Holding Co.	524,300	23,420,481

Health Care Equipment & Supplies - 3.2%
LivaNova PLC (a)	113,600	7,220,416
Solventum Corp. (a)	212,800	13,895,840
		21,116,256

Health Care Providers & Services - 1.8%
Universal Health Services, Inc. - Class B	65,800	11,776,226

Hotels, Restaurants & Leisure - 1.8%
Marriott Vacations Worldwide Corp.	187,300	12,196,976

Insurance - 2.1%
Global Indemnity Group LLC - Class A	316,036	8,605,660
Horace Mann Educators Corp.	116,500	4,972,220
		13,577,880

IT Services - 0.8%
ASGN, Inc. (a)	133,600	5,171,656

Machinery - 4.9%
Greenbrier Cos., Inc.	50,950	2,682,517
Miller Industries, Inc.	142,800	6,504,540
Stanley Black & Decker, Inc.	162,400	11,540,144
Timken Co.	115,600	11,625,892
		32,353,093

Media - 6.3%
National CineMedia, Inc.	1,883,800	5,745,590
Stagwell, Inc. (a)	5,241,017	32,965,997
WPP PLC - ADR	161,400	2,509,770
		41,221,357

Multi-Utilities - 1.7%
Avista Corp.	173,900	6,980,346
Black Hills Corp.	57,000	3,956,370
		10,936,716

Oil, Gas & Consumable Fuels - 11.6%
APA Corp.	486,108	20,630,423
California Resources Corp.	213,595	14,785,046
Crescent Energy Co. - Class A	155,400	2,097,900
Kosmos Energy Ltd. (a)	1,878,200	5,221,396
Murphy Oil Corp.	587,900	24,250,875
Ovintiv, Inc.	97,800	5,805,408
Range Resources Corp.	79,200	3,578,256
		76,369,304

Personal Care Products - 0.0% (b)
Herbalife Ltd. (a)	900	13,248

Professional Services - 0.9%
Robert Half, Inc.	222,000	5,638,800

Real Estate Management & Development - 1.8%
Jones Lang LaSalle, Inc. (a)	32,730	9,960,394
RMR Group, Inc. - Class A	119,100	1,842,477
		11,802,871

Software - 3.9%
Workiva, Inc. (a)	433,600	25,855,568

Specialty Retail - 2.2%
Lithia Motors, Inc.	58,200	14,533,704

Trading Companies & Distributors - 2.3%
Rush Enterprises, Inc. - Class A	233,800	15,456,518
TOTAL COMMON STOCKS (Cost $557,368,694)		621,399,224

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
Health Care REITs - 1.2%
Alexandria Real Estate Equities, Inc.	171,900	7,979,598

Real Estate Management & Development - 0.4%
Seritage Growth Properties - Class A (a)	911,810	2,562,186
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $17,105,652)		10,541,784

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (c)	23,325,747	23,325,747
TOTAL MONEY MARKET FUNDS (Cost $23,325,747)		23,325,747

TOTAL INVESTMENTS - 99.8% (Cost $597,800,093)		655,266,755
Other Assets in Excess of Liabilities - 0.2%		1,579,683
TOTAL NET ASSETS - 100.0%		$656,846,438

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Hotchkis & Wiley Small Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$621,399,224	$–	$–	$621,399,224
Real Estate Investment Trusts	10,541,784	–	–	10,541,784
Money Market Funds	23,325,747	–	–	23,325,747
Total Investments	$655,266,755	$–	$–	$655,266,755

Refer to the Schedule of Investments for further disaggregation of investment categories.